Note 10 - Commitments and Contingent Liabilities (Detail)	Mar. 22, 2007	Sep. 07, 2000	Dec. 31, 2011 Minimum [Member] Fixed Rate Commitments [Member]	Dec. 31, 2011 Maximum [Member] Fixed Rate Commitments [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.58%	10.60%	3.38%	6.50%